Income Taxes - components of deferred taxes (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Deferred Tax Assets:
Other Deferred Tax Assets (ICDISC)	$ 590	$ 583
Net Operating Losses	12,076	30
Bad Debt	42	39
Section 248 Organization Costs	1,285
Accruals Not Currently Deductible	1,343
Lease Liability	1,390
Total Deferred Tax Assets	16,726	652
Deferred Tax Liabilities:
Inventory	(946)	(324)
Accruals Not Currently Deductible		(792)
Prepaids	(1,426)	(1,004)
Property and Equipment	(3,871)	(1,399)
Operating Lease Assets	(1,244)
Goodwill/Intangibles	(6,340)	(2,404)
Total Deferred Tax Liabilities	(13,827)	(5,923)
Net Deferred Tax Asset (Liability)	$ 2,899
Net Deferred Tax Liability		$ (5,271)